EMPLOYEE BENEFIT OBLIGAITONS - Sensitivity Analysis (Details) SFr in Millions	Dec. 31, 2025 CHF (SFr)
Discount rate (0.5% movement)
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Reasonably possible increase in actuarial assumption	SFr 781.9
Reasonably possible decrease in actuarial assumption	SFr 887.1
Future salary increases (1.0% movement)
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Reasonably possible increase in actuarial assumption	SFr 842.9
Reasonably possible decrease in actuarial assumption	SFr 822.2
Interest crediting rate (0.5% movement)
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Reasonably possible increase in actuarial assumption	SFr 842.3
Reasonably possible decrease in actuarial assumption	SFr 820.5